Discontinued operations (Summary of Assets and Liabilities from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 21	$ 259
Accounts receivable, net		361
Prepaid expenses and other current assets	72	121
Total current assets from discontinued operations	93	741
CURRENT LIABILITIES:
Accounts payable	18	259
Accrued expenses and other current liabilities	4	588
Total current liabilities from discontinued operations	$ 22	$ 847